ACQUISITION OF CARIBOO COPPER CORPORATION	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF CARIBOO COPPER CORPORATION [Text Block]

3. ACQUISITION OF CARIBOO COPPER CORPORATION

a) Acquisition of Cariboo from Dowa and Furukawa

On March 25, 2024 (the "Acquisition Date"), the Company completed the acquisition of the remaining 50% of Cariboo from Dowa Metals & Mining Co., Ltd. ("Dowa") and Furukawa Co., Ltd. ("Furukawa"), resulting in an additional 12.5% effective interest in Gibraltar, bringing its total effective interest to 100%. Gibraltar is operated through a joint venture in which Taseko, through its wholly owned subsidiary, Gibraltar, holds a 75% interest and Cariboo holds the remaining 25% interest.

The acquisition price payable to Dowa and Furukawa ranges from a minimum of $117 million to a maximum of $142 million, with payments spread over a 10-year period (the "Purchase Consideration"). The amount and timing of these payments depend on LME copper prices and Gibraltar's cashflow.

An initial payment of $5 million was made to Dowa and Furukawa on closing. The remaining cash consideration will be paid in annual instalments commencing in March 2026. The amounts owing to Dowa and Furukawa are non-interest bearing. The annual payments will be based on the average LME copper price for the previous calendar year, subject to an annual cap tied to a percentage of Gibraltar's cashflow. At copper prices below US$4.00 per pound, the annual payment of the Purchase Consideration will be $5 million. This amount will increase proportionally, reaching a maximum of $15.25 million when copper prices are US$5.00 per pound or higher. Additionally, annual payments of the Purchase Consideration cannot exceed 6.25% of Gibraltar's annual cashflow between 2025 and 2028, and 10% between 2029 and 2033. Any remaining balance on the minimum Purchase Consideration of $117 million will be paid as a final balloon payment in March 2034. At the Acquisition Date, the Purchase Consideration was estimated based on forecasted copper prices over the next 10 years. The total estimated Purchase Consideration was then discounted to determine its fair value, which as of the Acquisition Date was $71,116.

The purchase consideration has been allocated to the assets acquired and liabilities assumed, including the additional 12.5% effective interest in the Gibraltar joint venture, based on their estimated fair values at the Acquisition Date. The allocation of the Purchase Consideration is as follows:

Cash and cash equivalents	9,884
Accounts receivable and other assets	3,046
Reclamation deposits	6,262
Inventory	24,634
Property, plant and equipment and mineral properties	126,194
Accounts payable and other liabilities	(7,353)
Debt	(7,143)
Deferred tax liabilities	(16,955)
Provision for environmental rehabilitation	(20,027)
Total fair value of net assets acquired	118,542

The fair value of the net assets acquired at March 25, 2024 was determined using a discounted cash flow model for the 12.5% interest in Gibraltar and also considering cash and working capital of Cariboo. The discounted cash flow model included key assumptions on future production and estimated remaining reserves of the Gibraltar, operating assumptions, metal prices, operating and capital costs, and foreign exchange rates, and a discount rate based on an estimate of the Company's weighted average cost of capital.

a) Acquisition of Cariboo from Dowa and Furukawa (continued)

The discounted cash flow model was analyzed using a range of inputs and assumptions and provided a range of values, of which the Company recorded $118,542 at the lower end of its fair value estimate range.

To account for the difference between the fair value of net assets acquired of $118,542 and the total fair value of consideration payable of $71,116, the Company recognized a bargain purchase gain on Cariboo acquisition on the statement of comprehensive income of $47,426 for the year ended December 31, 2024.

The fair values of accounts receivable, reclamation deposits and accounts payable and other liabilities were determined to approximate their book values. The fair value of debt owed to third parties was determined based on the principal amounts outstanding as the interest rate on the debt was considered at market. Deferred tax liabilities were determined based on 50% of the available tax pools and other tax attributes of Cariboo. The fair value of the reclamation and closure cost provisions were estimated using discounted cash flows of future expenditures to settle the obligation for disturbances at the Acquisition Date. The fair value of property, plant and equipment other than mineral properties and the major mill equipment and infrastructure were determined based on the estimated fair value of plant and other equipment in use and independent equipment appraisals on certain mobile equipment. The remaining portion of the fair value of net assets acquired was attributable to mineral properties and the major mill equipment and infrastructure within property, plant and equipment which are amortizable over the estimated remaining life of Gibraltar on a units of production basis.

As at December 31, 2024, the estimated present value of the outstanding Cariboo Purchase consideration payable to Dowa and Furukawa is as follows:

Fair value of the Purchase Consideration payable as at Acquisition Date	71,116
Consideration paid in the year	(5,000)
Accretion on consideration payable	7,543
Current and Long term Cariboo consideration payable	73,659

From the Acquisition Date to December 31, 2024, $16,246 of the Company's consolidated net income relates to its share of Cariboo, the Company additionally recognized $547 of acquisition related costs (100% basis) that were included in other expenses.

The following table presents unaudited pro forma results for the year ended December 31, 2024, as though the acquisition had taken place as of January 1, 2024. Additionally, net income was adjusted to exclude acquisition- related costs incurred.

	Year ended December 31,
Pro forma information	2024	2023
Revenue	623,509	631,675
Net (loss) income	(11,547)	105,324

b) Deemed Disposition at Fair Value of 87.5% Gibraltar Interest on Acquisition of Control

Prior to the Company's acquisition of the remaining 50% of Cariboo from Dowa and Furukawa on March 25, 2024, the Company had joint control over the joint arrangement and proportionately consolidated its 87.5% effective interest of all the Gibraltar joint venture's assets, liabilities, income and expenses. On March 25, 2024, the Company acquired the remaining 12.5% interest through its purchase of Cariboo thereby increasing its effective interest to 100% in Gibraltar. As a result, the Company obtained full control and transitioned from joint control and a joint arrangement under IFRS 11 Joint Arrangements to full control under IFRS 10 Consolidated Statements and IFRS 3 Business Combinations. This transition in applicable standards requires the Company to reassess its previously held 87.5% interest in Gibraltar and remeasure this interest at fair value as of the March 25, 2024 acquisition date, with any gains or losses recognized immediately in the statement of comprehensive income. Additionally, the Company is required to measure all identifiable assets acquired and liabilities assumed at their fair values on this deemed acquisition date.

Management assessed whether there was a gain on the date of the acquisition based upon it's review of estimated fair values of the assets acquired and liabilities assumed. The fair value of the net assets acquired at March 25, 2024 was determined using a discounted cash flow model for the 87.5% interest in Gibraltar and also considering cash and working capital of Gibraltar Mines Ltd., a wholly owned subsidiary of Taseko which owns the 75% interest in the Gibraltar joint venture, and the 50% interest of Cariboo held by Taseko immediately before the deemed disposal and reacquisition. The discounted cash flow model included key assumptions on future production and estimated remaining reserves of Gibraltar, operating assumptions, metal prices, operating and capital costs, and foreign exchange rates, and a discount rate based on an estimate of the Company's weighted average cost of capital. The discounted cash flow model was analyzed using a range of inputs and assumptions and provided a range of values, of which the Company recorded net asset value at the lower end of its fair value estimate range.

The fair values of accounts receivable, reclamation deposits and accounts payable and other liabilities were determined to approximate their book values. The fair value of debt owed to third parties was determined based on the principal amounts outstanding as the interest rate on the debt was considered at market. Deferred tax liabilities were determined based on the tax pools and attributes of Gibraltar Mines Ltd., which owns the 75% effective interest, and 50% of the available tax pools and tax attributes of Cariboo. The fair value of the reclamation and closure cost provisions were estimated using discounted cash flows of future expenditures to settle the obligation for disturbances at the Acquisition Date. The fair value of property, plant and equipment other than mineral properties and the major mill equipment and infrastructure were determined based on the estimated fair value of plant and other equipment in use and independent equipment appraisals on certain mobile equipment, major mill equipment and infrastructure within property, plant, and equipment. The remaining portion of the fair value of net assets acquired was attributable to mineral properties which are amortizable over the estimated remaining life of Gibraltar on a units of production basis.

The fair value of inventories was determined based on their net realizable value, whereby the future estimated cash flows from sales of payable metal produced were adjusted for costs to complete. The fair value of inventories was determined based on their net realizable value, whereby the future estimated cash flows from sales of payable metal produced were adjusted for costs to complete. For finished goods inventory consisting of copper concentrate inventory, the fair value as at the deemed acquisition date was determined to be $37,717 compared to the book value of $22,735, which resulted in a gain of $14,982.

In total, a gain of $14,982 was immediately recognized in the statement of comprehensive income for year ended December 31, 2024. In addition, for ore stockpiles and molybdenum concentrate inventory, the fair value as at the deemed acquisition date was determined to be $134,723 compared to the book value of $121,381, which resulted in a reclassification between mineral property and inventory of $13,342.

The assets acquired and liabilities assumed for the Company's 87.5% effective interest in Gibraltar on March 25, 2024, based upon their estimated fair values at the deemed acquisition date, are as follows:

Cash and cash equivalents	5,122
Accounts receivable and other asset	21,302
Inventory	172,440
Property, plant and equipment and mineral properties	801,700
Accounts payable and other liabilities	(50,192)
Debt	(50,002)
Provision for environmental rehabilitation	(140,190)
Total fair value of net assets	760,180

Between March 26 and December 31, 2024, the Company sold $43,105 of concentrate inventory with a gross profit of $17,122 that it wrote up to fair value on the March 25, 2024 deemed acquisition date. The $17,122 write up consists of the fair value inventory adjustments of $2,140 on acquisition of Cariboo from Dowa and Furukawa and $14,982 on deemed disposition of the Gibraltar interest on acquisition of control. In addition, the Company sold or processed other inventory that were written up to fair value of $9,227. For the year ended December 31, 2024, inventory write-ups to net realizable value totaling $26,349 was recognized in the statement of comprehensive income.

c) Acquisition of Cariboo from Sojitz in 2023

On March 15, 2023, the Company completed the acquisition of an additional 12.5% interest in the Gibraltar from Sojitz pursuant to its acquisition of Sojitz's 50% interest in Cariboo. The acquisition price consisted of a minimum amount of $60 million payable over a five-year period and potential contingent performance payments depending on Gibraltar copper revenues and copper prices over the next five years. An initial $10 million was paid to Sojitz upon closing and the remaining minimum amount is payable in $10 million annual instalments over five years. There is no interest payable on the minimum amounts and the second instalment of $10 million was paid in February 2024.

The contingent performance payments are payable annually for five years only if the average LME copper price exceeds US$3.50 per pound in a year. The payments are calculated by multiplying Gibraltar copper revenues by a price factor, which is based on a sliding scale ranging from 0.38% at US$3.50 per pound copper to a maximum of 2.13% at US$5.00 per pound copper or above. Total contingent payments cannot exceed $57 million over the five- year period, limiting the acquisition cost to a maximum of $117 million. The total purchase consideration was discounted to determine fair value and the amounts as at March 15, 2023 were estimated as follows:

Fixed instalments payable	51,387
Contingent performance payments payable	28,010
Total fair value of consideration payable	79,397

The purchase consideration was allocated to the assets acquired and liabilities assumed, based upon their estimated fair values at the date of acquisition. The following sets forth the allocation of the purchase price:

	Preliminary Purchase		Final Purchase
	Price Allocation	Adjustment	Price Allocation
Cash and cash equivalents	13,467	-	13,467
Accounts receivable and other assets	1,525	-	1,525
Reclamation deposits	6,262	-	6,262
Inventory	15,860	-	15,860
Property, plant and equipment	72,304	43,275	115,579
Deferred tax asset	5,594	2,937	8,531
Accounts payable and other liabilities	(8,535)	-	(8,535)
Debt	(9,144)	-	(9,144)
Provision for environmental rehabilitation	(17,936)	-	(17,936)
Total fair value of net assets acquired	79,397	46,212	125,609

To account for the difference between the fair value of net assets acquired of $125,609 and the total fair value of consideration payable of $79,397, the Company recognized a bargain purchase gain on Cariboo acquisition on the statement of comprehensive income of $46,212 for the year ended December 31, 2023.

As at December 31, 2024, outstanding Cariboo consideration payable to Sojitz is as follows:

Fixed consideration payable	35,846
Contingent performance payments payable	36,363
Total Cariboo consideration payable	72,209
Less current portion:
Fixed consideration payable	9,915
Contingent performance payments payable	6,532
Long-term portion of Cariboo consideration payable	55,762

The contingent performance payment of $4,549 for the 2023 calendar year was paid on April 1, 2024. The Company recognized $263 of acquisition-related costs that were included in other expenses in the year ended December 31, 2023.